Revenue Contract Liability - Summary of Significant Changes in Deferred Revenue Liability Balances (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Beginning balance	$ 9,895,583	$ 3,200,664	$ 1,995,090
Revenue Recognized	(12,003,000)	(3,200,664)	(1,995,090)
Amounts Collected or invoiced	5,921,000	9,895,583	3,200,664
Ending Balance	$ 3,814,000	$ 9,895,583	$ 3,200,664